SALES - Silver Streaming Agreement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Streaming agreement, percentage of sales	25.00%
Inflation adjustment (as a percent)	1.65%
Sales	$ 11,915	$ 12,222	$ 11,497
Liability related to streaming agreement	908	981
Operating Segments | Penasquito
Disaggregation of Revenue [Line Items]
Sales	2,189	2,634	1,886
Operating Segments | Penasquito | Penasquito - Silver
Disaggregation of Revenue [Line Items]
Sales	549	651	510
Operating Segments | Silver Streaming Agreement | Penasquito | Penasquito - Silver
Disaggregation of Revenue [Line Items]
Sales	$ 73	$ 79	$ 67